Segment Information	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segment Information

Note 13. Segment Information

The Company’s reportable business segments have been identified based on the differences in products or services provided. The Company’s E&P segment is comprised of oil and gas properties which are currently related to its assets in Colorado. The Cryptocurrency Mining segment generates revenue through cryptocurrency mining activities from assets that we acquired through the Merger. All such activities currently operate under a contract with Atlas as described above.

Summarized financial information for the Company’s reportable segments is shown in the following table. The accounting policies of the segments are the same as those described for the Company. Management evaluates the performance of its segments based on operating income, defined as operating revenues less operating costs. Income before income taxes, for the purpose of reconciling the operating income amount shown below to consolidated income before income taxes, is the sum of operating income, interest expense. Corporate general and administrative costs, depreciation expense and taxes, other than income taxes, are allocated to the segments.

	E&P	Cryptocurrency Mining	Total
Three months ended June 30, 2023
Revenues	$—	$179,318	$179,318
Depreciation, depletion and amortization expense	—	132,851	132,851
Impairment of cryptocurrency mining equipment	—	16,794,688	16,794,688
Loss from operations	(1,199,929)	(18,499,007)	(19,698,936)
Interest expense (1)	(2,052)	(41,667)	(43,719)
Interest income (1)	18,072	24,965	43,037
Loss on adjustment to fair value - AR Debentures	—	(741,000)	(741,000)
Loss on adjustment to fair value – Obligation Shares (1)	(296,546)	(409,639)	(706,185)
Assets	$3,189,031	$4,405,219	$7,594,250

June 7, 2022 (date of inception) through June 30, 2022
Revenues	$—	$—	$—
Depreciation, depletion and amortization expense	—	—	—
Loss from operations	(32,723)	—	(32,723)
Interest expense	—	—	—
Interest income	—	—	—
Other expense	—	—	—
Other income	—	—	—
Assets	$240,345	$—	$240,345

(1)	Amounts are allocated to each segment as they are incurred at the corporate level.

	E&P	Cryptocurrency Mining	Total
Six months ended June 30, 2023
Revenues	$—	$179,318	$179,318
Depreciation, depletion and amortization expense	—	132,851	132,851
Impairment of cryptocurrency mining equipment	—	16,794,688	16,794,688
Loss from operations	(1,226,970)	(18,536,358)	(19,763,328)
Interest expense (1)	(2,052)	(41,667)	(43,719)
Interest income (1)	18,072	24,965	43,037
Loss on adjustment to fair value – AR Debentures	—	(741,000)	(741,000)
Loss on adjustment to fair value – Obligation Shares (1)	(296,546)	(409,639)	(706,185)
Assets	$3,189,031	$4,405,219	$7,594,250

June 7, 2022 (date of inception) through June 30, 2022
Revenues	$—	$—	$—
Depreciation, depletion and amortization expense	—	—	—
Operating income	(32,723)	—	(32,723)
Interest expense	—	—	—
Interest income	—	—	—
Other expense	—	—	—
Other income	—	—	—
Assets	$240,345	$—	$240,345

(1)	Amounts are allocated to each segment as they are incurred at the corporate level.

The following table presents the breakout of other assets, which represent corporate assets not allocated to segments at June 30, 2023 and 2022:

	As of June 30,
	2023	2022
Cash and cash equivalents	$8,551,483	$—
Prepaid expenses	381,263	—